Goodwill and Other Intangible Assets (Tables)	3 Months Ended
Mar. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of changes in the carrying amount of goodwill
U.S. $ in thousands

Goodwill as of January 1, 2022	$65,144
Foreign currency translation adjustments	(55)
Goodwill as of March 31, 2022	$65,089

Schedule of other intangible assets
	March 31, 2022			December 31, 2021
	Carrying Amount,		Net	Carrying Amount,		Net
	Net of	Accumulated	Book	Net of	Accumulated	Book
	Impairment	Amortization	Value	Impairment	Amortization	Value
	U.S. $ in thousands
Developed technology	$406,371	$(285,972)	$120,399	$406,578	$(279,037)	$127,541
Patents	16,655	(8,823)	7,832	16,220	(8,503)	7,717
Trademarks and trade names	26,062	(22,522)	3,540	26,055	(22,241)	3,814
Customer relationships	100,619	(89,073)	11,546	100,731	(87,559)	13,172
Capitalized software development costs	7,066	(7,066)	-	7,410	(7,410)	-
	$556,773	$(413,456)	$143,317	$556,994	$(404,750)	$152,244

Schedule of estimated amortization expense relating to intangible assets
Estimated
amortization expense
(U.S. $ in thousands)
Remaining 9 months of 2022	$27,706
2023	22,164
2024	18,256
2025	15,662
2026	15,591
2027 and thereafter	43,938
Total	$143,317